Financial Instruments and Risk Management (Details 2) - EUR (€) € in Thousands	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 18,787		€ 55,058
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	19,766		55,058
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	105
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	163
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	233
Derivate Liability Warrants [Member]
IfrsStatementLineItems [Line Items]
Total	15,271		52,932
Derivate Liability Warrants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	15,271		52,932
Derivate Liability Warrants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total
Derivate Liability Warrants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total		[1]
Derivate Liability Warrants [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Derivate Liability Warrants [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total	1,029		1,777
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,029		1,777
Trade Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	1,029		1,777
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Total	1,687	[1]	349
Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,687	[1]	349
Other Payables [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		[1]
Other Payables [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total
Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total		[1]
Other Payables [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	1,687	[1]	349
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Total	800
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	408
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	105
Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	163
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	233
Lease liabilities [member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	910
Loan Advanced [Member]
IfrsStatementLineItems [Line Items]
Total
Loan Advanced [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,371
Loan Advanced [Member] | Contractual Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Total	1,371
Total [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	€ 4,997		€ 2,126

[1]	Employment taxes have been excluded as these are statutory liabilities.